Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 030
EBP, Description of Plan [Line Items]
Description of the Plan
1. Description of the Plan

The following description of the Dover Corporation Retirement Savings Plan (the "Plan") provides only general plan-related information. This description reflects the governing terms and conditions which are contained in the written Plan document. Participants should refer to the Plan document for a more complete description of the Plan's provisions.

General

The Plan is a defined contribution plan established to encourage and facilitate retirement savings and investment by eligible employees of Dover Corporation and its subsidiaries ("Dover"). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

The assets of the Plan that are invested in Dover common stock are held in a separate fund ("Dover Stock Fund") which constitutes an Employee Stock Ownership Plan (an "ESOP") as described under certain sections of the Internal Revenue Code ("IRC"), as amended. The Plan gives participants the option to receive cash dividends attributable to the portion of respective account balances held in the Dover Stock Fund. This allows Dover to deduct, for Federal income tax purposes, the dividends paid with respect to the Dover common stock in the Dover Stock Fund, regardless of whether participants actually receive the dividends in cash.

Bank of America, N.A. is the trustee for the Plan and has served in that capacity since September 1, 2020. The trustee has authority from Dover's Benefits Committee (the "Plan Administrator") to purchase and sell securities.

Eligibility

Eligible employees of Dover who have elected to participate in the Plan may make pre-tax deferrals or Roth 401(k) contributions to the Plan. Subsidiaries of Dover that participate in the Plan (each, a "Participating Employer") make matching contributions and may make discretionary profit-sharing contributions and automatic base contributions to the Plan. Generally, all employees of such participating companies who have reached age 18 are immediately eligible to participate in the Plan.

Automatic Enrollment and Escalation

The Plan has an automatic enrollment feature for all employees. Eligible employees are enrolled automatically in the Plan at a 3% pre-tax contribution rate unless they formally elect to opt-out of the Plan or affirmatively elect to contribute at an alternative rate within thirty days starting at the date of hire. Participants who are automatically enrolled in the Plan will have their deferral amounts automatically increased by 1% annually (up to a maximum of 6%), unless they otherwise elect to opt-out of the automatic increase feature. Pre-tax contributions of participants who are automatically enrolled in the Plan will be invested in the appropriate Vanguard Target Retirement Fund based on the participant's date of birth unless the participant elects to have contributions invested within any of the other investments permitted under the Plan.

Contributions

Participant

Participant pre-tax deferrals and Roth 401(k) contributions from eligible compensation to the Plan are voluntary. Eligible compensation generally includes salary and wages, commissions and certain bonuses. Generally, participants may elect to defer between 1% to 50% (in whole percentages) of their eligible compensation ("Participant Contribution") to their accounts in the Plan. Participants who have attained the age of 50 by the end of the Plan Year are eligible to make catch-up contributions. The pre-tax deferrals promote retirement savings while lowering current taxable income to participants. Roth 401(k) contributions promote retirement savings by allowing participation on an after-tax basis with tax free distribution of qualified withdrawals. The total amounts of participant pre-tax deferrals, Roth 401(k) contributions and catch-up contributions that participants are allowed to make to the Plan on an annual basis are subject to applicable IRC limits. Each participant also has the right to roll over certain distributions into the Plan from other tax-qualified plans or appropriate individual retirement accounts.
Employer

The Plan allows for a fixed per-payroll matching contribution ("Basic Employer Matching Contribution"). The Basic Employer Matching Contribution is generally 100% on the first 1% and 50% on the next 5% of pre-tax deferrals or Roth 401(k) contributions to the Plan. The Basic Employer Matching Contribution formula for employees covered under a collective bargaining agreement may vary between Participating Employers. Basic Employer Matching Contributions may be made in the form of cash or Dover stock.

Generally, in any Plan Year in which a participant does not receive the maximum Basic Employer Matching Contribution to which he or she is entitled (due to periodic payroll-based limitations or changes to individual deferral rates during the Plan Year), the Participating Employers will make an annual true-up matching contribution shortly after the end of the year which allows eligible participants to receive the maximum allowable Basic Employer Matching Contribution to which they are entitled.

In addition to the Basic Employer Matching Contribution, Participating Employers make an annual automatic non-elective contribution equal to the greater of 1% of pay or 750 dollars to employees who are actively employed on the last day of the Plan Year. A Participating Employer may also elect to make a profit sharing contribution based on a stated formula.

Vesting

All participants are fully vested immediately with respect to their own pre-tax deferrals, Roth 401(k) contributions, catch-up contributions and Basic Employer Matching Contributions. Generally, the automatic non-elective contributions vest immediately for employees of Participating Employers.

Except for those Participating Employers whose employees' profit-sharing contribution accounts are immediately vested, a participant's profit-sharing account generally becomes fully vested after five years of service at a rate of 20% per year. A participant's profit-sharing account may also become fully vested upon the participant's attainment of age 65 while he or she is a Dover employee, in the event of his or her death or permanent disability while a Dover employee, or if the Plan is terminated.

Distributions and Forfeitures

A participant's vested account balance in the Plan is distributable following the participant's retirement, death, or other termination of employment. Unvested amounts are forfeited and used to offset future employer contributions, future administrative expenses of the Plan, or in the event that a participant is re-employed with Dover Corporation and fulfills certain requirements, as defined in the Plan document, to restore previously forfeited amounts. As of December 31, 2025 and 2024, accumulated forfeited unvested amounts totaled $1,925 and $1,306, respectively. During the 2025 Plan Year, forfeitures used from unvested amounts were not material.

Hardship withdrawals are permitted for any participants who are actively employed and demonstrate a financial hardship which meets IRC regulations to be considered an "immediate and heavy financial need." The hardship withdrawal amount is limited to the amount "necessary" to satisfy the financial need, but may be increased to cover income taxes that the participant is expected to incur on the amount of the withdrawal. In addition to federal tax withholding, hardship withdrawals are generally subject to a 10% excise tax.

Distributions from the Plan are generally made in the form of single lump sum payments, although the Plan allows terminated, fully-vested participants who have reached age 55 the option to receive installment distribution payments. Distributions may be made payable directly to participants with income taxes withheld, or may be rolled over to another qualified retirement plan or individual retirement account. For distributions that include Dover stock, the participant may elect to receive whole shares of Dover stock "in-kind" and the remaining fractional share in cash.

Notes Receivable from Participants

A participant may borrow from his or her vested interest in the Plan, subject to applicable IRC regulations and certain restrictions imposed by the Plan. The minimum amount that can be borrowed is $1 for each loan. The maximum amount that can be borrowed is the lesser of (i) 50% of the eligible vested account balance, (ii) $50, reduced by the highest outstanding balance of Plan loans during the previous 12 months or (iii) the combined value of the participant's salary reduction account and rollover account. The notes receivable are secured by the balances in the participant's vested accounts and participants repay the notes receivable in full or via payroll deduction. Each note receivable carries a reasonable rate of interest determined by the Plan Administrator to be commensurate with the prevailing interest rate charged on similar commercial loans made within the same locale and time period. Notes receivable outstanding as of December 31, 2025 bear interest at rates between 3.25% and 9.50%. A participant may have up to two outstanding notes receivable at one time and only one of which can be a primary residence loan. The loan repayment period is limited to 59 months for a general purpose loan and 359 months for a loan used to purchase or build a principal residence and repayments must be made in substantially level installments.

Allocation Provisions

Subject to the Plan's excessive trading restrictions, each participant has the right to direct the entire amount of his or her Plan account to be invested in one or more of the available investment funds in multiples of one percent. Each participant has the right during any business day to transfer all or any portion of the amount in his or her account among the investment funds. Participants who are considered Dover "insiders" may only complete transfers involving Dover stock during designated window periods.

Participants are entitled to vote with respect to any Dover shares in their Plan account in the same manner as other Dover stockholders. The trustee represents those participants who did not exercise voting rights by casting votes on their behalf in the same proportion as the shares of Dover stock in the Plan for which it received voting instructions.

Administrative Expenses

Certain administrative expenses of the Plan related to the trustee, recordkeeping, legal, and audit fees are paid by the trust generally. Certain other participant-specific administrative expenses such as processing fees are paid by participants through reductions to their specific Plan account balances. Fees or commissions associated with each of the investment options are paid as a deduction from the amount invested or as an offset to investment earnings.